COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of right-of-use assets and lease liabilities

		December 31,
Leases	Classification	2021	2020
Assets
Operating lease assets	Right-of-use lease asset, net (1)	$6,585	$7,882
Total leased assets		$6,585	$7,882

Liabilities
Current
Operating	Other accrued expenses	$2,599	$2,671
Noncurrent
Operating	Other long-term liabilities	4,160	5,424
Total lease liabilities		$6,759	$8,095

(1)	Operating right of-use lease assets are recorded net of accumulated amortization of $5.2 million and $2.8 million as of December 31, 2021 and 2020, respectively.

Schedule of lease components

		Year Ended December 31,
Lease Cost	Classification	2021	2020
Operating lease cost	General and administrative	$3,007	$3,412
Amortization of right of use assets	General and administrative	2,450	2,842
Interest on lease liabilities	General and administrative	500	555
Total lease cost		$5,957	$6,809

Schedule of Future minimum lease payments

2022	$2,613
2023	2,146
2024	2,115
2025	532
2026	15
Thereafter	—
Total lease payments	7,421
Less: Interest	(662)
Present value of lease liabilities	$6,759

Schedule of weighted average remaining lease term

Weighted Average Remaining Lease Term (Years)	December 31, 2021
Operating leases	3.01 years